                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 17, 1999,
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                            THAT REQUEST HAS EXPIRED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                 -------------

Check here if Amendment [X ]; Amendment Number:  6
                                               -------
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 220
         BALTIMORE, MARYLAND 21208

Form 13F File Number:  28-4120_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195


Signature, Place, and Date of Signing:

        /s/ MARK D. LERNER            BALTIMORE, MARYLAND     01/26/01
        ---------------------------   ----------------------- ---------------
                 [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Table Entry Total:    1
                                           -----------------

Form 13F Information Table Value Total:    $36,417
                                           -----------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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

                                                     FORM 13F INFORMATION TABLE


   COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
---------------    --------------  ----------  ----------  ------------------------ ------------ ------------ ----------------------
                                                 VALUE     SHRS OR     SH/    PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT     PRN    CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
---------------    --------------  ----------  ----------  ---------- ----- ------- ------------ ------------ ------  ------- ------


DELTA & PINE LAND      COMMON      247357106    36,417     1,156,100   SH             SOLE                    SOLE
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